ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued agency commissions	$ 99,986	620,374	417,843
Accrued bonuses and individual income taxes	60,804	377,261	185,674
Accrued bandwidth and server hosting expenses	39,203	243,241	140,173
Tax and surcharges payable	16,074	99,731	84,317
Accrued channel distribution fee	13,664	84,782	50,448
Accrued advertising and promotion expenses	6,923	42,952	47,427
Accrued professional fees	853	5,295	2,232
Payable to employees for exercise of stock options and RSUs exercise	2,831	17,563	47,603
Litigation accrual (Note 18)	1,519	9,422	6,469
Deferred government grants	1,128	7,000	700
Unrecognized tax benefit	4,094	25,400	16,695
Accrued video production fee	6,426	39,871	55,148
Others	15,347	95,230	55,977
Accrued expenses and other liabilities	$ 268,852	1,668,122	1,110,706